Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Pension Plan Asset Allocations and Fair Values of Pension Plan Assets by Asset Category

The Company’s pension plan asset allocations by asset category at December 31, 2012 and 2013 are as follows:

	U.S. Plans		Non-U.S. Plans
	2012	2013	2012	2013
Equity securities	50.9%	50.7%	42.2%	46.8%
Debt securities	40.1	38.1	51.3	47.7
Other	9.0	11.2	6.5	5.5

The fair values of pension plan assets by asset category at December 31, 2012 and 2013 are as follows (in thousands):

	Total as of December 31, 2012	Level 1	Level 2	Level 3
Cash and cash equivalents	$963	$963	$—	$—
Accrued dividends	4	4	—	—
Global equities	7,458	7,458	—	—
Government bonds	772	—	772	—
Corporate bonds	6,183	—	6,183	—
Group annuity/insurance contracts	295	—	—	295

Total	$15,675	$8,425	$6,955	$295

	Total as of December 31, 2013	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,169	$1,169	$—	$—
Accrued dividends	8	8	—	—
Global equities	8,106	8,106	—	—
Government bonds	739	—	739	—
Corporate bonds	6,152	—	6,152	—
Group annuity/insurance contracts	305	—	—	305

Total	$16,479	$9,283	$6,891	$305

Change in Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs (Level 3)

The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during the year ended December 31, 2013 due to the following (in thousands):

Beginning balance, December 31, 2012	$295
Actual return on assets related to assets still held	12
Purchases, sales and settlements	—
Currency impact	(2)

Ending balance, December 31, 2013	$305

Pension Plan
Accumulated Benefit Obligation and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status

The table that follows contains the accumulated benefit obligation and reconciliations of the changes in projected benefit obligation, the changes in plan assets and funded status for the years ended December 31, 2012 and 2013 (in thousands):

	U.S. Plans		Non-U.S. Plans
	2012	2013	2012	2013
Accumulated benefit obligation	$11,190	$10,324	$12,673	$13,127

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$10,241	$11,190	$12,083	$13,143
Service cost	—	—	128	161
Interest cost	455	425	599	500
Actuarial (gain) loss	853	(616)	402	162
Benefits paid	(580)	(675)	(544)	(724)
Other	221	—	15	27
Currency translation adjustment	—	—	460	393

Projected benefit obligation at end of year	$11,190	$10,324	$13,143	$13,662

Change in plan assets
Fair value of plan assets at beginning of year	$9,364	$9,721	$5,151	$5,954
Actual return on plan assets	937	1,075	538	350
Employer and employee contributions	—	—	535	557
Benefits paid	(580)	(675)	(510)	(641)
Currency translation adjustment	—	—	240	138

Fair value of plan assets at end of year	$9,721	$10,121	$5,954	$6,358

Funded Status	$(1,469)	$(203)	$(7,189)	$(7,304)

Weighted-average assumptions
Discount rates	3.75% – 4.00%	4.50%	3.40% – 4.40%	3.50% – 4.60%
Rate of compensation increase	N/A	N/A	2.00% – 3.10%	2.00% – 4.00%
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost	$419	$1,309	$—	$—
Pension obligation—current	—	—	(18)	(47)
Pension obligation—non-current	(1,888)	(1,512)	(7,171)	(7,257)

Net amount recognized	$(1,469)	$(203)	$(7,189)	$(7,304)

Components of Net Periodic Benefit Cost

The following table contains the components of net periodic benefit cost for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Components of Net Periodic Benefit Cost
Service cost	$41	$—	$—	$98	$128	$161
Interest cost	268	455	425	621	599	500
Expected return on plan assets	(185)	(710)	(592)	(290)	(246)	(257)
Amortization of actuarial gain/loss	(225)	—	—	1	42	253
Recognized net actuarial loss/ settlements/curtailments	(302)	122	11	—	2	—

Net periodic benefit cost	$(403)	$(133)	$(156)	$430	$525	$657

Weighted Average Assumptions

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Components of Net Periodic Benefit Cost
Service cost	$41	$—	$—	$98	$128	$161
Interest cost	268	455	425	621	599	500
Expected return on plan assets	(185)	(710)	(592)	(290)	(246)	(257)
Amortization of actuarial gain/loss	(225)	—	—	1	42	253
Recognized net actuarial loss/ settlements/curtailments	(302)	122	11	—	2	—

Net periodic benefit cost	$(403)	$(133)	$(156)	$430	$525	$657

Weighted-average assumptions
Discount rates	5.00% – 5.25%	4.50%	3.75% – 4.00%	4.50% – 5.40%	4.65% – 5.40%	3.40% – 4.40%
Rate of compensation increase	2.50%	N/A	N/A	2.00% – 4.00%	2.00% – 3.30%	2.00% – 3.10%
Expected long-term rates or return	5.50% – 8.00%	5.50% – 8.00%	5.25% – 8.00%	4.50% – 5.90%	4.50% – 4.80%	4.50%

Gross Amounts Recognized in Accumulated Other Comprehensive Income Related to Defined Benefit Plans

The gross amounts recognized in accumulated other comprehensive income related to the Company’s defined benefit pension plans consisted of the following for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Unrecognized loss, net	$798	$1,327	$249

Estimated Projected Benefit Payments	Estimated projected benefit payments from the plans as of December 31, 2013 are as follows (in thousands):

2014	$1,138
2015	1,400
2016	1,225
2017	1,736
2018	1,275
2019-2023	7,062

Postretirement Health Care And Life Insurance Benefits
Accumulated Benefit Obligation and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status

The table that follows contains the accumulated benefit obligation and reconciliations of the changes in projected benefit obligation, the changes in plan assets and funded status during the years ended December 31, 2012 and 2013 (in thousands):

	2012	2013
Accumulated benefit obligation	$3,243	$2,614

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,436	$3,243
Interest cost	104	108
Actuarial loss (gain)	953	(500)
Benefits paid	(250)	(237)

Projected benefit obligation at end of year	3,243	2,614

Change in plan assets
Employer contributions	$250	$237
Benefits paid	(250)	(237)

Fair value of plan assets at end of year	$—	$—

Funded Status	$(3,243)	$(2,614)

Weighted-average assumptions
Discount rates	3.50%	4.25%
Amounts recognized in the statement of financial position consist of:
Pension obligation—current	$(279)	$(249)
Pension obligation—non-current	(2,964)	(2,365)

Net amount recognized	$(3,243)	$(2,614)

Components of Net Periodic Benefit Cost

The table that follows contains the components of net periodic benefit costs for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Components of net periodic benefit cost
Interest cost	$123	$104	$109
Amortization of the net loss from earlier periods	—	—	66

Net periodic benefit cost	$123	$104	$175

Weighted-average assumptions
Discount rates	5.25%	4.50%	4.25%

Weighted Average Assumptions

The table that follows contains the components of net periodic benefit costs for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Components of net periodic benefit cost
Interest cost	$123	$104	$109
Amortization of the net loss from earlier periods	—	—	66

Net periodic benefit cost	$123	$104	$175

Weighted-average assumptions
Discount rates	5.25%	4.50%	4.25%

Gross Amounts Recognized in Accumulated Other Comprehensive Income Related to Defined Benefit Plans

The gross amounts recognized in accumulated other comprehensive income related to the Company’s other postretirement plans consisted of the following (in thousands):

	2011	2012	2013
Unrecognized loss (gain)	$(53)	$901	$334

Estimated Projected Benefit Payments	Estimated projected benefit payments from the plan at December 31, 2013 are as follows (in thousands):

2014	$255
2015	246
2016	240
2017	236
2018	231
2019-2023	936